USE OF JUDGMENTS AND ESTIMATES (FY) (Details)	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2023	Jul. 31, 2021	May 31, 2023	Dec. 31, 2022
USE OF JUDGMENTS AND ESTIMATES
Key input to the model used for determining the value of the investment properties include the operation projection and the discount rate				7.75%
Mining machines | Maximum
USE OF JUDGMENTS AND ESTIMATES
Estimated useful life	5 years	2 years	2 years
Mining machines | Minimum
USE OF JUDGMENTS AND ESTIMATES
Estimated useful life	1 year	1 year	1 year